Shareholders' equity	6 Months Ended
Jun. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity	Shareholders’ equity
We have 200,000,000 total authorized shares with 2,477,672 common shares issued and outstanding at June 30, 2025 and 2024, and a par value per share is KRW10,000.
9.1. Changes in share capital
The following table represents common share, share capital and premium as follows (in thousands, except shares):

	Common shares	Share capital	Share premium	Total
Balance at January 1, 2024	2,477,672	$21,198	$359,280	$380,478
Balance at June 30, 2024	2,477,672	$21,198	$359,280	$380,478
Balance at January 1, 2025	2,477,672	$21,198	$359,280	$380,478
Balance at June 30, 2025	2,477,672	$21,198	$359,280	$380,478